Deferred income (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax expense (income) [abstract]
Schedule of deferred income

Year ended December 31, 2021

Contracts with customers
£
At January 1, 2021	5,823,192
Released to the statement of profit or loss	1,978,659
At December 31, 2021	3,844,533

Current	1,978,660
Non-current	1,865,873

Year ended December 31, 2020

Contracts with customers
£
At January 1, 2020	7,801,851
Released to the statement of profit or loss	(1,978,659)
At December 31, 2020	5,823,192

Current	1,978,666
Non-current	3,844,526